Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2015	2016
Advance to EMS providers (1)	$14,700	$24,937
Receivable for equipment sales	10,441	7,293
Receivable for disposal a subsidiary	3,112	3,970
Value added taxes recoverable	1,514	909
Social insurance borne by employee	888	829
Deposits	282	2,495
Rebate receivable	213	306
Other prepaid and current assets	37	22
Staff advances	88	153

	$31,275	$40,914

(1)	EMS providers manufacture the mobile phone based on the Company’s design.